COMMITMENTS AND CONTINGENCIES - Additional Information (Details)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2024 employee	Apr. 20, 2023 USD ($) option	Nov. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) claim	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of claims and actions pending | claim							0
Finance Lease Obligations
Lessee, finance lease, term of contract (in months)			36 months
Lessee, finance lease, monthly rate			$ 25,009
Lessee, finance lease, option, purchase equipment			$ 1
Lessee, finance lease, discount rate (as a percent)				8.00%	8.00%		8.00%
Finance lease, weighted average remaining lease term (in years)				2 years 3 months 18 days	2 years 3 months 18 days		3 years 1 month 6 days
Finance lease payments					$ 200,000		$ 0
Finance lease costs				$ 100,000	$ 100,000
Operating Lease Obligations
Renewal term (in months)		36 months
Base rent per month		$ 133,371
Percentage increase in base rent annual (as a percent)		4.00%
Number of options to extend | option		2
Option renewal term (in years)		2 years
Incremental borrowing rate (as a percent)		12.00%					12.00%
Weighted average remaining lease term (in years)				2 years 3 months 18 days	2 years 3 months 18 days		3 years
Lease payments					$ 1,200,000	$ 1,000,000	$ 1,300,000	$ 1,200,000
Lease cost					$ 1,300,000	$ 1,200,000	$ 1,600,000	$ 1,300,000
Variable lease and short-term lease term included within operating lease cost (in days)					30 days		30 days
Reduction in Force
Number of employees eliminated | employee	20
Reduction in force (as a percent)	0.30
Severance payments and employee benefits					$ 1,200,000
Equipment
Finance Lease Obligations
Useful life (in years)				10 years	10 years